Fair Value of Financial Instruments - Summary of Changes in Estimated Fair Value of Company's Level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Liabilities at the beginning of the period	$ 3,870	$ 3,328
Issuances	15	72
Settlements		(902)
Change in Fair value	(909)	1,372
Liabilities at the end of the period	2,976	3,870
Redeemable convertible preferred stock tranche obligation
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Liabilities at the beginning of the period	3,755	3,261
Settlements		(902)
Change in Fair value	(923)	1,396
Liabilities at the end of the period	2,832	3,755
Stock warrants liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Liabilities at the beginning of the period	115	67
Issuances	15	72
Change in Fair value	14	(24)
Liabilities at the end of the period	$ 144	$ 115